Average Annual Total Returns (Disciplined Diversification Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
One Year	6.54%
Since Inception	6.16%
Date of Inception	Apr. 25, 2008
MSCI World Index (gross of foreign withholding tax on dividends)
Average Annual Return:
One Year	12.34%
Since Inception	(3.41%)
Date of Inception	Apr. 25, 2008
Combined Index
Average Annual Return:
One Year	11.08%
Since Inception	(0.02%)
Date of Inception	Apr. 25, 2008
Series I, Disciplined Diversification Trust
Average Annual Return:
One Year	13.40%
Since Inception	1.49%
Date of Inception	Apr. 28, 2008
Series II, Disciplined Diversification Trust
Average Annual Return:
One Year	13.18%
Since Inception	1.30%
Date of Inception	Apr. 28, 2008
Series NAV, Disciplined Diversification Trust
Average Annual Return:
One Year	13.45%
Since Inception	1.55%
Date of Inception	Apr. 28, 2008